Intangible Assets, Net (Details) - Schedule of future amortization expenses $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future amortization expenses [Abstract]
2021	$ 1,613
2022	1,524
2023	993
2024	793
2025 and thereafter	2,298
Total	$ 7,221